Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax
Company had federal and state net operating loss carryovers	$ 18,000,000	$ 16,000,000
Deferred tax expense	$ 2,000,000	$ 2,000,000
U.S. corporate income tax rate previous	35.00%	34.00%
U.S. corporate tax rate current	21.00%	21.00%